PERSONNEL, SOCIAL CHARGES AND BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PERSONNEL, SOCIAL CHARGES AND BENEFITS
Social charges and benefits	R$ 350,138	R$ 400,470
Profit sharing	285,079	308,918
Share-based payment plans (Note 29)	86,296	40,523
Salaries and wages	46,495	38,363
Total	768,008	788,274
Current	764,329	752,246
Non-current	R$ 3,679	R$ 36,028